UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21222

Eaton Vance Insured Florida Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured Florida Municipal Bond Fund	as of December 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.4%

Principal Amount (000’s omitted)	Security	Value

Hospital — 5.6%
$1,050	Highlands County, Health Facility Authority, (Adventist Health), 5.25%, 11/15/23	$1,083,117
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,026,110
		$2,109,227

Insured-Electric Utilities — 5.6%
1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	1,541,085
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1) (2)	563,955
		$2,105,040

Insured-Escrowed/Prerefunded — 3.0%
1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,133,937
		$1,133,937

Insured-General Obligations — 10.9%
1,345	Florida Board of Education Capital Outlay, (Public Education, (MBIA), 5.00%, 6/1/32	1,377,145
2,000	Florida Board of Education Capital Outlay, (Public Education, (MBIA), 5.00%, 6/1/32	2,054,820
655	Puerto Rico, (FSA), 5.125%, 7/1/30	685,890
		$4,117,855

Insured-Hospital — 21.5%
1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,026,460
1,500	Jacksonville Economic Development Commission, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	1,623,465
1,000	Jacksonville Economic Development Commission, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	1,082,310

$1,500	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	$1,561,320
1,510	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.25%, 7/1/24	1,675,813
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,124,590
		$8,093,958

Insured-Lease Revenue / Certificates of Participation — 3.1%
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,166,020
		$1,166,020

Insured-Miscellaneous — 11.5%
1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	1,500,270
2,750	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,822,462
		$4,322,732

Insured-Pooled Loans — 3.2%
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	628,398
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	589,775
		$1,218,173

Insured-Public Education — 2.6%
1,010	Florida Education System, Housing Facility Revenue, (International University), (MBIA), 4.50%, 7/1/34	980,296
		$980,296

Insured-Sewer Revenue — 2.7%
1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	1,027,750
		$1,027,750

Insured-Special Assessment Revenue — 7.6%
2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	2,855,116
		$2,855,116

Insured-Special Tax Revenue — 39.9%
$1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	$1,043,710
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,292,325
1,000	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 12.255%, 10/1/35 (1) (3)	1,034,100
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,535,205
3,750	Jacksonville Transportation, (MBIA), 5.00%, 10/1/31	3,826,125
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,331,228
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	227,696
1,740	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/25	1,826,600
750	Orange County Tourist Development, (AMBAC), Variable Rate, 10.87%, 10/1/30 (1) (3)	826,875
1,000	Orange County, Sales Tax, (FGIC), 5.125%, 1/1/23	1,063,350
440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1) (3)	494,815
1,120	Sunrise Public Facility, (MBIA), 0.00%, 10/1/20	541,744
		$15,043,773

Insured-Transportation — 16.7%
1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation, (FGIC), 4.50%, 7/1/27	1,482,225
1,500	Miami-Dade County, Expressway Authority, (FGIC), 5.00%, 7/1/33	1,544,010
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	603,608
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	687,999
1,700	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	561,935
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 10.835%, 7/1/32 (1) (3)	361,535
940	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1) (3)	1,057,791
		$6,299,103

Insured-Utility — 4.2%
1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32	1,587,634
		$1,587,634

Insured-Water and Sewer — 12.4%
$2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	$2,078,140
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,027,840
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,048,160
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 7.19%, 10/1/27 (1) (2)	506,180
		$4,660,320

Transportation — 1.6%
250	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	256,428
350	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	358,330
		$614,758

Water and Sewer — 5.3%
2,000	Jacksonville Electric Authority, (Water and Sewer Revenue), 5.25%, 10/1/31	2,016,800
		$2,016,800

Total Tax-Exempt Investments — 157.4%
(identified cost $57,279,905)		$59,352,492

Other Assets, Less Liabilities — 2.3%		$856,602
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.7)%		$(22,500,247)
Net Assets Applicable to Common Shares— 100.0%		$37,708,847

AMBAC	-	AMBAC Financial Group, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 92.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.1% to 50.1% of total investments.

(1)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $4,845,251 or 12.8% of the Fund’s net assets

(2)                                  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)                                  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

The Fund did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,263,130

Gross unrealized appreciation	$2,089,362

Gross unrealized depreciation	—

Net unrealized appreciation	$2,089,362

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005